Intangible Assets (Tables)	6 Months Ended
Apr. 30, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net consist of the following:
	April 30,	October 31,
	2024	2023
At Cost:
Financial software	$15,193	$15,033
Domain name	2,665	2,637
	17,858	17,670
Less: Accumulated amortization	6,175	5,842
Total, net	$11,683	$11,828